UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica A. Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: February 28

Date of reporting period: March 31, 2015 – May 31, 2015

Item 1. Schedule of Investments.

NWS INTERNATIONAL PROPERTY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MAY 31, 2015

	Security
Shares	Description	Value
Common Stock - 36.1%
Australia - 3.9%
19,270	Mirvac Group REIT	$29,613
10,510	Scentre Group REIT	31,740
11,830	Stockland REIT	39,254
7,380	The GPT Group REIT	26,068
		126,675
China - 2.1%
8,000	China Overseas Land & Investment, Ltd.	28,993
12,000	China Resources Land, Ltd.	38,846
		67,839
France - 1.6%
170	Gecina SA REIT	22,340
660	Klepierre REIT	29,321
		51,661
Hong Kong - 7.3%
4,500	Hongkong Land Holdings, Ltd.	38,745
9,000	Hysan Development Co., Ltd.	41,090
10,000	Kerry Properties, Ltd.	41,722
33,000	New World Development Co., Ltd.	44,008
14,000	Shangri-La Asia, Ltd.	21,414
3,000	Sun Hung Kai Properties, Ltd.	50,841
		237,820
Japan - 7.1%
1,700	Daiwa House Industry Co., Ltd.	40,913
2,000	Mitsubishi Estate Co., Ltd.	44,781
2,000	Mitsui Fudosan Co., Ltd.	58,438
1,000	Sumitomo Realty & Development Co., Ltd.	38,593
6,200	Tokyu Fudosan Holdings Corp.	46,707
		229,432
Netherlands - 0.7%
90	Unibail-Rodamco SE REIT	23,115

Singapore - 2.1%
9,800	CapitaLand, Ltd.	25,371
3,600	City Developments, Ltd.	28,093
3,000	UOL Group, Ltd.	16,356
		69,820
Spain - 2.3%
1,600	Melia Hotels International SA	20,815
4,050	Merlin Properties Socimi SA REIT (a)	52,710
		73,525
Sweden - 0.5%
1,200	Fabege AB	16,748

Thailand - 0.8%
20,700	Central Pattana PCL, NVDR	26,613

United Kingdom - 7.7%
3,020	Capital & Counties Properties PLC	19,377
750	Derwent London PLC REIT	40,820
3,030	Great Portland Estates PLC REIT	38,368
2,450	Hammerson PLC REIT	25,033
2,300	Land Securities Group PLC REIT	46,156
17,000	Quintain Estates & Development PLC (a)	28,191
4,120	The British Land Co. PLC REIT	54,280
		252,225
Total Common Stock
(Cost $1,140,438)		1,175,473
Money Market Funds - 63.5%
2,068,316	Fidelity Institutional Cash Money Market Fund, 0.10% (b)
	(Cost $2,068,316)	2,068,316
Total Investments - 99.6%
(Cost $3,208,754)*		$3,243,789
Other Assets & Liabilities, Net – 0.4%		12,924
Net Assets – 100.0%		$3,256,713

NVDR	Non-Voting Depository Receipt
PCL	Public Company Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of May 31, 2015.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$52,091
Gross Unrealized Depreciation	(17,056)
Net Unrealized Appreciation	$35,035

NWS INTERNATIONAL PROPERTY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MAY 31, 2015

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2015.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$1,175,473
Level 2 - Other Significant Observable Inputs	2,068,316
Level 3 - Significant Unobservable Inputs	-
Total	$3,243,789

The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by country.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended May 31, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS II

By:	/s/ Jessica A. Chase
Jessica A. Chase, Principal Executive Officer
Date:	June 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica A. Chase
Jessica A. Chase, Principal Executive Officer
Date:	June 29, 2015

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer
Date:	June 29, 2015